Retirement Benefits - Change in Benefit Obligation, Change in Plan Assets, and Funded Status (Details)			3 Months Ended		12 Months Ended
	Sep. 24, 2018 shares	Sep. 19, 2018	Mar. 31, 2019 shares	Mar. 31, 2018 shares	Dec. 31, 2016 shares	Sep. 18, 2018 shares	Dec. 31, 2017 shares
Subsidiary, Sale of Stock [Line Items]
Stock split ratio		2,932,900
Number of shares outstanding			365,700,000	293,300,000	293,290,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	72,335,000
Elanco | Lilly
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding						100	293,290,000